NATIXIS ETF TRUST

May 3, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis ETF Trust
(File Nos.: 333-210156 and 811-23146)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2024, for Natixis Loomis Sayles Short Duration Income ETF and Natixis Gateway Quality Income ETF, each a series of Natixis ETF Trust, do not differ from that which is contained in Post-Effective Amendment No. 18 that was filed electronically on April 26, 2024.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary